Other assets	12 Months Ended
Dec. 31, 2018
Other assets [Abstract]
Disclosure of other non-current assets [text block]

Other assets

Other non-current assets

Other non-current assets in 2018 mainly related to prepaid expenses of EUR 47 million (2017: EUR 74 million).

Other current assets

Other current assets include EUR 276 million (2017: EUR 186 million) accrued income and EUR 193 million (2017: EUR 206 million) for prepaid expense mainly related to Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses.